Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets [Line Items]
Balance at Beginning	$ 1,083
Additions during the year:
New leases	827	654
Adjustments arising from translating financial statements from functional currency to presentation currency	(46)	13
Business combination		416
Balance at Ending	1,927	1,083
Cost:
CPI and revaluation differences	63
Accumulated depreciation [Member]
Additions during the year:
Balance at Beginning	96
Additions during the year:
Depreciation and amortization	522	96
Balance at Ending	618	96
Right-of-use assets	$ 1,309	$ 987